Annual Fund Operating Expenses - INVESCO CONVERTIBLE SECURITIES FUND	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Class C
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.67%
Class Y
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.67%
Class R5
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.65%
Class R6
Operating Expenses:
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.57%